Commitments and contingencies (Details) - Schedule of commitments and contingencies $ in Thousands	Dec. 31, 2021 CAD ($)
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	$ 265,850
2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	134,454
2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	48,662
2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	41,374
2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	41,360
Secured note – interest expense [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	138,656
Secured note – interest expense [Member] | 2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	19,808
Secured note – interest expense [Member] | 2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	39,616
Secured note – interest expense [Member] | 2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	39,616
Secured note – interest expense [Member] | 2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	39,616
Capital expenditure obligations [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	104,688
Capital expenditure obligations [Member] | 2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	98,128
Capital expenditure obligations [Member] | 2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	6,560
Capital expenditure obligations [Member] | 2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments
Capital expenditure obligations [Member] | 2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments
Flow-through share expenditures [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	15,023
Flow-through share expenditures [Member] | 2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	15,023
Flow-through share expenditures [Member] | 2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments
Flow-through share expenditures [Member] | 2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments
Flow-through share expenditures [Member] | 2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments
Mineral interests [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	5,782
Mineral interests [Member] | 2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	826
Mineral interests [Member] | 2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	1,652
Mineral interests [Member] | 2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	1,652
Mineral interests [Member] | 2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	1,652
Lease obligation [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	1,701
Lease obligation [Member] | 2023 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	669
Lease obligation [Member] | 2024-25 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	834
Lease obligation [Member] | 2026-27 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	106
Lease obligation [Member] | 2028-29 [Member]
Commitments and contingencies (Details) - Schedule of commitments and contingencies [Line Items]
Commitments payments	$ 92